December 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           Aberdeen Investment Funds (the “Registrant”)

File Nos. (033-47507) and (811-06652)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated November 12, 2014 for Aberdeen Select International Equity Fund, Aberdeen Select International Equity Fund II and Aberdeen Global High Income Fund (Accession No. 0001104659-14-079496).

Please do not hesitate to contact the undersigned at (215) 405-5770 or Jay Baris at (212) 468-8053 from Morrison & Foerster LLP, counsel to the Registrant, with any questions or comments concerning this filing.

Sincerely,

Aberdeen Investment Funds

/s/ Lucia Sitar
Lucia Sitar
Chief Legal Officer & Vice President